ACQUISITION OF BUSINESSES - Schedule of Prior Year Acquisitions (Details) - USD ($) $ in Millions	8 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Apr. 25, 2017
Disclosure of detailed information about business combination [line items]
Goodwill	$ 1,554	$ 2,411
Borrowings		(7,601)
Business services
Disclosure of detailed information about business combination [line items]
Goodwill	1,368	1,306
Industrial operations
Disclosure of detailed information about business combination [line items]
Goodwill	186	345
Various acquisitions
Disclosure of detailed information about business combination [line items]
Cash	593	1,756
Contingent consideration	13	275
Total Consideration	606	2,031
Cash and cash equivalents	335	658
Accounts and other receivable, net	2,226	922
Inventory, net	700	686
Equity accounted investments	212	329
Property, plant and equipment	503	4,913
Intangible assets	2,839	2,942
Goodwill	328	971
Deferred income tax assets	59	38
Financial assets	106	319
Other assets	65	1,026
Gain Recognised As Of Acquisition Date	(7)
Accounts payable and other	(2,112)	(3,654)
Borrowings	(1,678)	(3,668)
Deferred income tax liabilities	(789)	(157)
Net assets acquired before non-controlling interest	2,787	5,325
Non-controlling interest	(2,181)	(3,294)
Net Assets Acquired	606	2,031
Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Cash	198	25
Contingent consideration	13	0
Total Consideration	211	25
Cash and cash equivalents	39	36
Accounts and other receivable, net	1,248	11
Inventory, net	690	2
Equity accounted investments	122	0
Property, plant and equipment	264	57
Intangible assets	403	28
Goodwill	325	31
Deferred income tax assets	9	0
Financial assets	106	0
Other assets	0	0
Gain Recognised As Of Acquisition Date	0
Accounts payable and other	(1,885)	(24)
Borrowings	(210)	(50)
Deferred income tax liabilities	(58)	(2)
Net assets acquired before non-controlling interest	1,053	89
Non-controlling interest	(842)	(64)
Net Assets Acquired	211	25
Various acquisitions | Industrial operations
Disclosure of detailed information about business combination [line items]
Cash	395	45
Contingent consideration	0	0
Total Consideration	395	45
Cash and cash equivalents	296	30
Accounts and other receivable, net	978	75
Inventory, net	10	58
Equity accounted investments	90	1
Property, plant and equipment	239	187
Intangible assets	2,436	231
Goodwill	3	180
Deferred income tax assets	50	27
Financial assets	0	2
Other assets	65	0
Gain Recognised As Of Acquisition Date	(7)
Accounts payable and other	(227)	(199)
Borrowings	(1,468)	(266)
Deferred income tax liabilities	(731)	(72)
Net assets acquired before non-controlling interest	1,734	254
Non-controlling interest	(1,339)	(209)
Net Assets Acquired	395	$ 45
BRK Ambiental | Industrial operations
Disclosure of detailed information about business combination [line items]
Goodwill			$ 3
Measurement period adjustments recognized, goodwill	$ 14